Advanced Series Trust

655 Broad Street, 17th Floor

Newark, New Jersey 07102

July 16, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: 497 Filing for Advanced Series Trust

Registration numbers 033-24962 and 811-05186

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated June 25, 2019 (SEC accession number 0001683863-19-001456), to the Advanced Series Trust Prospectus, dated April 29, 2019 for the AST Cohen & Steers Realty Portfolio, the AST Goldman Sachs Multi-Asset Portfolio, the AST Goldman Sachs Small-Cap Value Portfolio, the AST International Value Portfolio, the AST Mid-Cap Growth Portfolio and the AST Western Asset Emerging Markets Debt Portfolio (collectively, the Portfolios). The purpose of the filing is to submit the 497 filing dated June 25, 2019 in XBRL for the Portfolios.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-7659.

Sincerely,

/s/ Melissa Gonzalez
Melissa Gonzalez Assistant Secretary